UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
		     Washington, DC 20549

			   FORM 13F

		      FORM 13F COVER PAGE


Report for the Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):	[ ] is a restatement.

					[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 			Connecticut Investment Management
Address:			100 Pearl Street
				Hartford, CT 06103

13F File Number:		28-7318

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:			John Newman
Title:			President
Phone:			203-784-5168
Signature, Place, and Date of Signing:

John Newman
Hartford, CT
May 13, 2009

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ]	13F COMBINATION REPORT.

			  FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 52

Form 13F information Table Value Total: $52,730

List of Other Included Managers:
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
GABELLI VALUE FUND, INC.                        36240H106      170 21172.634SH       SOLE                                  21172.634
*** BP PLC SPONS ADR           COM              055622104      475    11854 SH       SOLE                                      11854
*** RESEARCH IN MOTION LTD-CAD COM              760975102     1143    26502 SH       SOLE                                      26502
ABBOTT LABORATORIES            COM              002824100     1120    23483 SH       SOLE                                      23483
AFLAC INC                      COM              001055102      658    33985 SH       SOLE                                      33985
ALLERGAN INC                   COM              018490102     1326    27773 SH       SOLE                                      27773
AT&T INC                       COM              00206R102     1146    45490 SH       SOLE                                      45490
AUTODESK INC                   COM              052769106      835    49650 SH       SOLE                                      49650
AVON PRODUCTS                  COM              054303102      941    48930 SH       SOLE                                      48930
BANK OF NEW YORK MELLON CORP.  COM              064057102      523    18498 SH       SOLE                                      18498
BEST BUY INC                   COM              086516101     1604    42260 SH       SOLE                                      42260
CERNER CORP                    COM              156782104     1281    29135 SH       SOLE                                      29135
CHEVRON CORP                   COM              166764100      600     8923 SH       SOLE                                       8923
CISCO SYS INC                  COM              17275R102     1302    77611 SH       SOLE                                      77611
COCA-COLA CO                   COM              191216100      481    10943 SH       SOLE                                      10943
COLGATE PALMOLIVE CO           COM              194162103     1398    23705 SH       SOLE                                      23705
CVS CAREMARK CORP              COM              126650100     1691    61505 SH       SOLE                                      61505
DIRECTV GROUP INC              COM              25459L106     1392    61075 SH       SOLE                                      61075
EBAY INC                       COM              278642103      688    54810 SH       SOLE                                      54810
EXXON MOBIL CORP               COM              30231g102     2742    40262 SH       SOLE                                      40262
FISERV INC                     COM              337738108     1612    44205 SH       SOLE                                      44205
FRANKLIN RESOURCES INC         COM              354613101      949    17612 SH       SOLE                                      17612
GENERAL ELECTRIC CO            COM              369604103     1074   106241 SH       SOLE                                     106241
GENERAL MILLS INC              COM              370334104      207     4145 SH       SOLE                                       4145
GENZYME CORP                   COM              372917104     1421    23920 SH       SOLE                                      23920
GOOGLE INC                     COM              38259P508     1003     2883 SH       SOLE                                       2883
INGERSOLL RAND                 COM              G4776G101      640    46365 SH       SOLE                                      46365
INTL FLAVORS & FRAGRANCES INC  COM              459506101     1471    48289 SH       SOLE                                      48289
MC DONALD'S CORPORATION        COM              580135101      437     8016 SH       SOLE                                       8016
MEDTRONIC INC                  COM              585055106     1527    51816 SH       SOLE                                      51816
MICROSOFT CORP                 COM              594918104      971    52862 SH       SOLE                                      52862
NETWORK APPLIANCE INC          COM              64110D104      999    67345 SH       SOLE                                      67345
NII HLDGS INC CLASS B NEW      COM              62913F201      543    36190 SH       SOLE                                      36190
NIKE INC CL B                  COM              654106103     1319    28123 SH       SOLE                                      28123
NORTHERN TRUST CORP            COM              665859104     1205    20140 SH       SOLE                                      20140
OMNICOM GROUP INC              COM              681919106      895    38230 SH       SOLE                                      38230
ORACLE CORP                    COM              68389X105     1722    95273 SH       SOLE                                      95273
PEPSICO INC                    COM              713448108     1426    27703 SH       SOLE                                      27703
PFIZER INC                     COM              717081103      217    15963 SH       SOLE                                      15963
RESMED INC                     COM              761152107     1272    36000 SH       SOLE                                      36000
SHERWIN WILLIAMS CO            COM                             208     4000 SH       SOLE                                       4000
ST. JUDE MEDICAL INC.          COM              790849103     1168    32160 SH       SOLE                                      32160
STAPLES INC                    COM              855030102     1354    74755 SH       SOLE                                      74755
STRYKER CORP                   COM              863667101     1328    39004 SH       SOLE                                      39004
SUNPOWER CORPORATION CL A      COM              867652109      651    27370 SH       SOLE                                      27370
THERMO FISHER SCIENTIFIC INC   COM              883556102     1297    36350 SH       SOLE                                      36350
UNITED TECHNOLOGIES CORP       COM              913017109     1129    26260 SH       SOLE                                      26260
VERIZON COMMUNICATIONS         COM              92343V104      257     8503 SH       SOLE                                       8503
WAL-MART STORES INC            COM              931142103      984    18885 SH       SOLE                                      18885
WALGREEN CO NEW                COM              931422109      599    23084 SH       SOLE                                      23084
WALT DISNEY CO                 COM              254687106      894    49209 SH       SOLE                                      49209
ZIONS BANCORP                  COM              989701107      438    44522 SH       SOLE                                      44522